Significant Accounting Policies (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Securities excluded from calculation of weighted average dilutive common shares	27,210,214	3,800,003
Options [Member]
Securities excluded from calculation of weighted average dilutive common shares	2,480,000
Warrants [Member]
Securities excluded from calculation of weighted average dilutive common shares	18,637,003	3,800,003
Convertible debt [Member]
Securities excluded from calculation of weighted average dilutive common shares	1,647,058
Unit purchase options [Member]
Securities excluded from calculation of weighted average dilutive common shares	600,000
Contingent consideration shares [Member]
Securities excluded from calculation of weighted average dilutive common shares	3,846,153